Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2017
Investments All Other Investments [Abstract]
Fair Values of Derivatives

The fair values of CNH Industrial’s derivatives as of June 30, 2017 and December 31, 2016 in the condensed consolidated balance sheets are recorded as follows:

	June 30, 2017	December 31, 2016
	(in millions)
Derivatives Designated as Hedging Instruments
Assets
Foreign exchange contracts	$41	$47
Interest rate derivatives	5	15
Total Assets	$46	$62
Liabilities
Foreign exchange contracts	$(49)	$(105)
Interest rate derivatives	(14)	(17)
Total Liabilities	$(63)	$(122)
Derivatives Not Designated as Hedging Instruments
Assets
Foreign exchange contracts	$38	$31
Interest rate derivatives	4	2
Total Assets	$42	$33
Liabilities
Foreign exchange contracts	$(27)	$(116)
Interest rate derivatives	(4)	(11)
Total Liabilities	$(31)	$(127)

Pre-tax Gains (Losses) on Condensed Consolidated Statements of Operations

Pre-tax gains (losses) on the condensed consolidated statements of operations related to CNH Industrial’s derivatives for the three and six months ended June 30, 2017 and 2016 are recorded in the following accounts:

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
	(in millions)		(in millions)
Fair Value Hedges
Interest rate derivatives—Interest expense	$(3)	$(2)	$(7)	$2
Gains/(losses) on hedged items—Interest expense	$3	$2	$7	$(2)
Cash Flow Hedges
Recognized in accumulated other comprehensive income (effective portion):
Foreign exchange contracts—accumulated other comprehensive income	$95	$(25)	$24	$1
Interest rate derivatives—accumulated other comprehensive income	$(30)	$16	$5	$15
Reclassified from accumulated other comprehensive income (effective portion):
Foreign exchange contracts—Net sales	$3	$13	$2	$20
Foreign exchange contracts—Cost of goods sold	$(20)	$16	$(34)	$22
Foreign exchange contracts—Other, net	$7	$4	$4	$6
Interest rate derivatives—Interest expense	$—	$(2)	$(1)	$(3)
Not Designated as Hedges
Foreign exchange contracts—Other, net	$71	$(97)	$24	$(114)

Fair Value Hierarchy Levels of Assets and Liabilities Value on Recurring Basis

The following tables present for each of the fair-value hierarchy levels the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2017 and December 31, 2016:

	Level 1		Level 2		Total
	June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016
	(in millions)
Assets
Foreign exchange derivatives	$—	$—	$79	$78	$79	$78
Interest rate derivatives	—	—	9	17	9	17
Cross currency swaps	—	—	—	—	—	—
Available for sale securities	1	1	—	—	1	1
Total Assets	$1	$1	$88	$95	$89	$96
Liabilities
Foreign exchange derivatives	$—	$—	$(76)	$(221)	$(76)	$(221)
Interest rate derivatives	—	—	(18)	(28)	(18)	(28)
Total Liabilities	$—	$—	$(94)	$(249)	$(94)	$(249)

Estimated Fair Market Values of Financial Instruments Not Carried at Fair Value in Consolidated Balance Sheets

The estimated fair market values of financial instruments not carried at fair value in the condensed consolidated balance sheets as of June 30, 2017 and December 31, 2016 are as follows:

	June 30, 2017		December 31, 2016
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in millions)
Financing receivables	$18,939	$18,829	$18,662	$18,554
Debt	$25,474	$25,718	$25,276	$25,372